Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	OptimizeRx Corp
Amendment Flag	false
Entity Central Index Key	0001448431
Document Type	S-1
Trading Symbol	OPRX
Current Fiscal Year End Date	--12-31
Document Period End Date	Mar. 31, 2018
Entity Filer Category	Smaller Reporting Company